Provisions - Sensitivity analysis of actuarial assumptions used in pension plans calculation (Details) € in Thousands	Dec. 31, 2022 EUR (€)
Rate of interest
Sensitivity analysis of actuarial assumptions used in pension plans calculation
Increase in parameter	50.00%
Impact on the pension obligation for increase in parameter	€ (4,906)
Decrease in parameter	50.00%
Impact on the pension obligation for decrease in parameter	€ 5,414
Salary trend
Sensitivity analysis of actuarial assumptions used in pension plans calculation
Increase in parameter	50.00%
Impact on the pension obligation for increase in parameter	€ 171
Decrease in parameter	50.00%
Impact on the pension obligation for decrease in parameter	€ (166)
Pension trend
Sensitivity analysis of actuarial assumptions used in pension plans calculation
Increase in parameter	100.00%
Impact on the pension obligation for increase in parameter	€ 6,227
Decrease in parameter	100.00%
Impact on the pension obligation for decrease in parameter	€ (5,310)
Life expectancy
Sensitivity analysis of actuarial assumptions used in pension plans calculation
Impact on the pension obligation for increase in parameter	€ 2,916